	Sierra Tactical All Asset Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)
	December 31, 2019
Shares		Value
	MUTUAL FUNDS - 99.3%
	AGGREGATE BOND INTERMEDIATE - 2.0%
1,057,166	Western Asset Total Return Unconstrained Fund - Investor Class	$ 11,121,391

	ASSET-BACKED SECURITIES - 3.5%
1,527,882	AlphaCentric Income Opportunities Fund - Class I	19,831,908

	BANK LOANS - 0.6%
428,749	DWS Floating Rate Fund - Class S	3,481,444

	BLEND LARGE CAP - 3.1%
2,346,400	PIMCO StocksPLUS Long Duration Fund - Institutional Class	17,574,535

	BLEND SMALL CAP - 0.0%
1	Virtus KAR Small-Cap Core Fund - Class I	44

	DYNAMIC ALLOCATION - 1.2%
305,307	Nuveen NWQ Flexible Income Fund - Class R6	6,832,800

	EMERGING MARKET BOND LOCAL CURRENCY - 0.0%
3,688	Ashmore Emerging Markets Total Return Fund - Institutional Class	28,583
66	PIMCO Emerging Local Currency and Bond Fund - Institutional Class	478
		29,061
	EMERGING MARKET STOCK - 5.8%
2,165,729	Artisan Developing World Fund - Institutional Class	33,265,599

	EMERGING MARKET BOND - 8.0%
2,291,578	JPMorgan Emerging Markets Debt Fund - Class I	18,768,026
1,802,775	PIMCO Emerging Markets Bond Fund/United States - Institutional Class	19,289,695
762,119	TIAA-CREF Emerging Markets Debt Fund - Institutional Class	7,712,646
		45,770,367
	EVENT DRIVEN MERGER ARBITRAGE - 6.9%
1,258,208	The Arbitrage Fund - Institutional Class	16,797,076
398,827	The Merger Fund - Investor Class	6,847,859
1,486,458	Vivaldi Merger Arbitrage Fund - Class I	15,622,673
		39,267,608
	FOREIGN AGGREGATE BOND - 3.3%
1,759,435	PIMCO International Bond Fund U.S. Dollar-Hedged - Institutional Class	18,843,552

	FOREIGN GROWTH - 2.1%
626,677	Virtus KAR International Small-Cap Fund - “Institutional Class”	11,931,934

	Sierra Tactical All Asset Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
	December 31, 2019
Shares		Value
	GENERAL CORPORATE BOND - 3.4%
1,767,634	PIMCO Investment Grade Credit Bond Fund - Institutional Class	$ 19,302,563

	GROWTH SMALL-CAP - 0.0%
1	Virtus KAR Small-Cap Growth Fund - Investor Class **	42

	HIGH YIELD BOND - 16.0%
3,503,826	Neuberger Berman High Income Bond Fund - Institutional Class	30,343,136
3,368,476	PIMCO High Yield Fund - Institutional Class	30,451,019
3,083,350	TIAA-CREF High Yield Fund - Institutional Class	30,494,335
		91,288,490
	MANAGED FUTURES SYSTEMATIC - 0.0%
1	361 Managed Futures Fund - Investor Class **	12

	MORTGAGE-BACKED - 3.0%
1,599,266	DoubleLine Total Return Bond Fund - Class I	17,000,194

	MUNICIPAL HIGH YIELD - 7.8%
1,860,203	Invesco Oppenheimer Rochester High Yield Municipal Fund - Class Y	14,732,807
1,678,936	Nuveen High Yield Municipal Bond Fund - Class I	30,204,054
4,788	Nuveen Short Duration High Yield Municipal Bond - Investor Class	50,509
		44,987,370
	MUNICIPAL NATIONAL INTERMEDIATE - 7.9%
2,432,670	BlackRock Strategic Municipal Opportunities Fund - Institutional Class	28,656,856
1,514,645	JPMorgan Intermediate Tax Free Bond Fund - Investor Class	16,706,535
		45,363,391
	MUNICIPAL NATIONAL LONG - 4.7%
2,539,500	PGIM Muni High Income Fund - Class Z	26,664,752

	PREFERRED - 16.7%
2,311,283	Cohen & Steers Preferred Securities and Income - Investor Class	33,028,236
1,416,261	Nuveen Preferred Securities Fund - Investor Class	24,869,544
1,211,795	PIMCO Preferred and Capital Security Fund - Institutional Class	13,002,558
1,196,996	Principal Preferred Securities Fund - Institutional Class	12,448,755
562,990	Salient Select Income Fund - Institutional Class	12,059,248
		95,408,341
	THEMATIC SECTOR - 3.3%
1,137,736	DWS Global Infrastructure Fund - Institutional Class	18,715,762

	TOTAL MUTUAL FUNDS (Cost $558,718,687)	566,681,160

	Sierra Tactical All Asset Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
	December 31, 2019
Shares		Value
	SHORT-TERM INVESTMENT - 1.7%
	MONEY MARKET FUND - 1.7%
9,737,336	Goldman Sachs Financial Square Government Fund	$ 9,737,336
	Institutional Class to Yield 1.53% * (Cost $9,737,336)

	TOTAL INVESTMENTS - 101.0% (Cost $568,456,023)	$ 576,418,496
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.0)%	(5,469,512)
	NET ASSETS - 100.0%	$ 570,948,984

* Money market fund; interest rate reflects seven-day effective yield on December 31, 2019.
** Non-Income producing security.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the "Board"). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2019 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 566,681,160	$ -	$ -	$ 566,681,160
Short-Term Investment	9,737,336	-	-	9,737,336
Total	$ 576,418,496	$ -	$ -	$ 576,418,496

The Fund did not hold any Level 3 securities during the period.
* Refer to the Portfolio of Investments for security classifications.

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Sierra Tactical All Asset Fund	$569,481,168	$8,955,744	$(2,018,416)	$6,937,328

Sierra Tactical Core Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2019
Shares		Value
	EXCHANGE TRADED FUND - 2.5%
	MORTGAGE-BACKED - 2.5%
313,400	iShares MBS ETF (Cost $32,493,312)	$ 33,866,004

	MUTUAL FUNDS - 96.6%
	AGGREGATE BOND - 1.3%
1,612,321	Nuveen Strategic Income Fund - Class R6	17,477,565
7,234	PIMCO Income Fund - Institutional Class	87,097
		17,564,662
	AGGREGATE BOND INTERMEDIATE - 2.4%
3,112,028	Western Asset Total Return Unconstrained Fund - Institutional Class	32,738,532

	AGGREGATE BOND LONG - 1.1%
2,167,243	Putnam Diversified Income Trust - Class Y	15,257,392

	ASSET-BACKED SECURITIES - 7.0%
1,979,024	Angel Oak Multi-Strategy Income Fund - Institutional Class	21,828,632
3,404,481	AlphaCentric Income Opportunities Fund - Class I	44,190,163
2,684,601	Deer Park Total Return Credit Fund - Class I	29,289,001
		95,307,796
	EMERGING MARKET BOND LOCAL CURRENCY - 3.1%
1,307,534	Ashmore Emerging Markets Corporate Income Fund - Institutional Class	10,852,533
4,337,838	PIMCO Emerging Markets Local Currency and Bond Fund - Institutional Class	31,275,814
		42,128,347
	EMERGING MARKETS BOND - 12.6%
3,206,119	DoubleLine Emerging Markets Fixed Income Fund Fund - Class I	34,048,984
5,355,026	MFS Emerging Markets Debt Fund - Institutional Class	79,575,691
1,735,503	Payden Emerging Markets Bond Fund - Investor Class	23,863,173
2,547,418	PIMCO Emerging Markets Bond Fund - Institutional Class	27,257,373
784,828	TIAA-CREF Emerging Markets Debt Fund - Institutional Class	7,942,460
		172,687,681
	FOREIGN AGGREGATE BOND - 5.3%
246,508	Dodge & Cox Global Bond Fund - “Retail Class”	2,736,243
6,535,069	PIMCO International Bond Fund U.S. Dollar-Hedged - Institutional Class	69,990,591
		72,726,834
	GENERAL CORPORATE BOND - 4.8%
5,934,054	PIMCO Investment Grade Credit Bond Fund - Institutional Class	64,799,867

	HIGH YIELD BOND - 4.7%
3,080,937	Neuberger Berman High Income Bond Fund - Institutional Class	26,680,917
5,226,552	Principal High Yield Fund - Institutional Class	37,526,641
		64,207,558
	INTERMEDIATE CORPORATE BOND - 5.9%
7,182,043	PIMCO Diversified Income Fund - Institutional Class	80,079,778
Sierra Tactical Core Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2019
Shares		Value
	MORTGAGE-BACKED - 5.0%
6,074,353	JPMorgan Mortgage-Backed Securities Fund - Class R6	$ 68,761,674

	MUNICIPAL HIGH YIELD - 11.8%
15,358,716	Invesco Oppenheimer Rochester High Yield Municipal Fund - Class Y	121,641,030
2,166,424	Nuveen High Yield Municipal Bond Fund - Class I	38,973,968
15	Nuveen Short Duration High Yield Municipal Bond - Institutional Class	159
		160,615,157
	MUNICIPAL NATIONAL INTERMEDIATE - 5.3%
204,705	BlackRock Strategic Municipal Opportunities Fund - Institutional Class	2,411,424
6,269,051	JPMorgan Intermediate Tax Free Bond Fund - Institutional Class	69,147,638
		71,559,062
	PREFERRED - 26.3%
12,735,454	Cohen & Steers Preferred Securities and Income - Institutional Class	181,989,634
5,760,434	Nuveen Preferred Securities Fund - Institutional Class	101,153,225
7,177,000	Principal Preferred Securities Fund - Institutional Class	74,640,800
		357,783,659

	TOTAL MUTUAL FUNDS (Cost $1,287,937,662)	1,316,217,999

	SHORT-TERM INVESTMENT - 1.1%
	MONEY MARKET FUND - 1.1%
14,986,729	Goldman Sachs Financial Square Government Fund -
	Institutional Class to Yield 1.53% * (Cost $14,986,729)	14,986,729

	TOTAL INVESTMENTS - 100.2% (Cost $1,335,417,703)	$ 1,365,070,732
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(2,279,763)
	NET ASSETS - 100%	$ 1,362,790,969

* Money market fund; interest rate reflects seven-day effective yield on December 31, 2019.
** Non-Income producing security.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2019 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$ 33,866,004	$ -	$ -	$ 33,866,004
Mutual Funds	1,316,217,999	-	-	1,316,217,999
Short-Term Investment	14,986,729	-	-	14,986,729
Total	$ 1,365,070,732	$ -	$ -	$ 1,365,070,732

The Fund did not hold any Level 3 securities during the period.
* Refer to the Portfolio of Investments for security classifications.

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Sierra Tactical Core Income Fund	$1,335,571,221	$31,429,455	$(1,929,944)	$29,499,511

Sierra Tactical Municipal Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2019
Shares		Value
	MUTUAL FUNDS - 99.9%
	AGGREGATE BOND - 4.3%
564,927	Hartford Schroders Tax-Aware Bond Fund - Institutional Class	$ 6,265,045

	MUNICIPAL CALIFORNIA LONG - 5.2%
492,034	DWS California Tax-Free Income Fund - Class S	3,744,379
496,150	Franklin California Tax Free Income Fund - Advisor Class	3,790,582
		7,534,961
	MUNICIPAL HIGH YIELD - 77.5%
1,314,683	BlackRock High Yield Municipal Fund - Institutional Class	13,186,268
2,474,089	Invesco High Yield Municipal Fund - Class Y	25,532,598
5,123,958	Invesco Oppenheimer Rochester High Yield Municipal Fund - Class Y	40,581,748
1,787,885	Nuveen High Yield Municipal Bond Fund - Institutional Class	32,164,050
204	Nuveen Short Duration High Yield Municipal Bond - Institutional Class	2,151
		111,466,815
	MUNICIPAL NATIONAL INTERMEDIATE - 7.7%
266,480	BNYMellon Intermediate Municipal Bond Fund	3,666,771
184,326	Commerce National Tax-free Intermediate Bond Fund - Institutional Class	3,697,578
344,256	TIAA-CREF 5-15 Year Laddered Tax-Exempt Bond Fund - Institutional Class	3,721,404
		11,085,753
	MUNICIPAL NATIONAL LONG - 5.2%
309,822	Franklin Federal Tax-Free Income Fund - Class R-6	3,720,959
378,916	JPMorgan Municipal Income Fund - Institutional Class	3,694,435
		7,415,394

	TOTAL MUTUAL FUNDS (Cost $140,310,129)	143,767,968

	SHORT-TERM INVESTMENT - 0.4%
	MONEY MARKET FUND - 0.4%
611,903	Goldman Sachs Financial Square Funds-
	Government Fund - Institutional Class to Yield 1.53% * (Cost $611,903)	611,903

	TOTAL INVESTMENTS - 100.3% (Cost $140,922,032)	144,379,871
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(467,901)
	NET ASSETS - 100.0%	$ 143,911,970

* Money market fund; interest rate reflects seven-day effective yield on December 31, 2019.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update “ASU” 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2019 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 143,767,968	$ -	$ -	$ 143,767,968
Short-Term Investment	611,903	-	-	611,903
Total	$ 144,379,871	$ -	$ -	$ 144,379,871

The Fund did not hold any Level 3 securities during the period.
* Refer to the Portfolio of Investments for security classifications.

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Sierra Tactical Municipal Fund	$140,922,032	$3,457,839	$-	$3,457,839

Sierra Tactical Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2019
Shares		Value
	MUTUAL FUNDS - 100.1%
	HIGH YIELD BOND - 100.1%
677,576	AllianzGI Short Duration High Income Fund - Institutional Class	$ 9,851,953
5,184,856	BlackRock High Yield Bond Portfolio - Institutional Class	40,286,331
2,621,609	Blackrock High Yield Bond Portfolio - Class I	16,227,762
3,586,462	Columbia High Yield Bond Fund - Institutional 3 Class	10,723,522
1,045,386	DWS High Income Fund - Institutional Class	5,028,307
1,500,955	Harbor High-Yield Bond Fund - Institutional Class	14,889,473
1,468,192	Hartford High Yield Fund - Class Y	10,771,116
5,195,462	JPMorgan High Yield Fund - Class I	37,986,836
7,302,292	MainStay MacKay High Yield Corporate Bond Fund - Class I	41,477,019
1,488,767	PGIM High Yield Fund - Class Z	8,322,207
4,183,374	PIMCO High Yield Fund - Institutional Class	37,817,705
1,716,216	PIMCO High Yield Spectrum Fund - Institutional Class	17,093,512
2,112,895	TIAA-CREF High Yield Fund - Institutional Class	20,896,527
	TOTAL MUTUAL FUNDS (Cost $268,465,055)	271,372,270

	SHORT-TERM INVESTMENT - 0.0%
	MONEY MARKET FUND - 0.0%
97,523	Goldman Sachs Financial Square Funds-
	Government Fund - Institutional Class to Yield 1.53% * (Cost $97,523)	97,523

	TOTAL INVESTMENTS - 100.1% (Cost $268,562,578)	$ 271,469,793
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(295,660)
	NET ASSETS - 100.0%	$ 271,174,133

+ Floating Net Asset Value
* Money market fund; interest rate reflects seven-day effective yield on December 31, 2019.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.   Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Underlying open-end funds are valued at their respective net asset values as reported by such investment companies.  The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2019 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 271,372,270	$ -	$ -	$ 271,372,270
Short-Term Investment	97,523	-	-	97,523
Total	$ 271,469,793	$ -	$ -	$ 271,469,793

The Fund did not hold any Level 3 securities during the period.
* Refer to the Portfolio of Investments for security classifications.

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Sierra Tactical Bond Fund	$268,562,578	$2,919,932	$(12,717)	$2,907,215